                               J.P. MORGAN FUNDS
                        J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                               MUTUAL FUND GROUP
                               MUTUAL FUND TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                        FLEMING MUTUAL FUND GROUP, INC.

                         SUPPLEMENT DATED JUNE 6, 2002,
                  TO THE STATEMENTS OF ADDITIONAL INFORMATION

    Effective April 17, 2002, the members of the Governance Committee are Messrs. Fergus Reid III (Chairman), James J. Schonbachler, Roland E. Eppley, Jr. and William J. Armstrong.

                                                                 SUP-GOVCOMM-602